Cash and Cash Equivalents and Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Credit Facility
Cash Cash Equivalents Short Term Investments and Restricted Investments [Line Items]
Cash pledged as collateral to secure long term debt	$ 111,001	$ 128,172